Income taxes - Differences between income taxes (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Marshall Islands statutory income tax rate	0.00%	0.00%	0.00%
Income subject to tax in other jurisdictions	0.58%	0.16%	0.37%
Effective tax rate	0.58%	0.16%	0.37%